----------------------------
                                                    OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number: 3235-0578

                                                    Expires: May 31, 2007

                                                    Estimated average burden
                                                    hours per response: 21.09
                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05685
                                   ---------------------------------------

                          Williamsburg Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  225 Pictoria Drive, Suite 450     Cincinnati, Ohio                45246
-------------------------------------------------------------------------------
            (Address of principal executive offices)              (Zip code)

                             W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP   One Post Office Square   Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (513) 587-3400
                                                     ---------------------------

Date of fiscal year end:        March 31, 2007
                          ---------------------------------------------

Date of reporting period:       June 30, 2006
                          ---------------------------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
    SHARES      COMMON STOCKS -- 94.6%                               VALUE
--------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY -- 9.8%
      92,016    CarMax, Inc.(a)                                  $   3,262,888
      31,090    Harrah's Entertainment, Inc.                         2,212,986
      83,550    Honda Motor Company Ltd. - ADR                       2,658,561
      31,500    International Speedway Corporation                   1,460,655
      35,209    Lowe's Companies, Inc.                               2,136,130
      82,028    Walt Disney Company (The)                            2,460,840
                                                                 -------------
                                                                    14,192,060
                                                                 -------------
                CONSUMER STAPLES -- 11.3%
      44,834    Colgate-Palmolive Company                            2,685,557
      44,000    PepsiCo, Inc.                                        2,641,760
     102,360    Sysco Corporation                                    3,128,122
      66,021    Walgreen Company                                     2,960,381
      57,080    Wal-Mart Stores, Inc.                                2,749,544
      45,523    Wm. Wrigley Jr. Company                              2,064,923
                                                                 -------------
                                                                    16,230,287
                                                                 -------------
                ENERGY -- 12.3%
      50,000    Chevron Corporation                                  3,103,000
      45,500    ConocoPhillips                                       2,981,615
      26,852    EOG Resources, Inc.                                  1,861,918
      40,973    Exxon Mobil Corporation                              2,513,693
      40,875    GlobalSantaFe Corporation                            2,360,531
      48,618    Schlumberger Ltd.                                    3,165,518
      22,473    Suncor Energy, Inc.                                  1,820,538
                                                                 -------------
                                                                    17,806,813
                                                                 -------------
                FINANCIALS -- 18.5%
      49,908    American International Group, Inc.                   2,947,067
      61,400    BB&T Corporation                                     2,553,626
         840    Berkshire Hathaway, Inc. - Class B(a)                2,556,120
      78,483    Brookfield Asset Management, Inc.                    3,187,979
      45,937    Capital One Financial Corporation                    3,925,317
      49,350    Citigroup, Inc.                                      2,380,644
      12,056    Markel Corporation(a)                                4,183,432
      54,900    T. Rowe Price Group, Inc.                            2,075,769
      54,460    Wachovia Corporation                                 2,945,197
                                                                 -------------
                                                                    26,755,151
                                                                 -------------

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES      COMMON STOCKS -- 94.6% (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
                HEALTH CARE -- 9.9%
      48,741    Amgen, Inc.(a)                                   $   3,179,376
      67,271    Eli Lilly & Company                                  3,718,068
      62,886    Johnson & Johnson                                    3,768,129
      33,464    Medtronic, Inc.                                      1,570,131
      37,314    Zimmer Holdings, Inc.(a)                             2,116,450
                                                                 -------------
                                                                    14,352,154
                                                                 -------------
                INDUSTRIALS -- 9.9%
      49,150    Danaher Corporation                                  3,161,328
      50,000    Empresa Brasileira de Aeronautica S.A. - ADR         1,823,500
      92,475    General Electric Company                             3,047,976
      34,421    United Parcel Service, Inc. - Class B                2,833,881
      53,925    United Technologies Corporation                      3,419,923
                                                                 -------------
                                                                    14,286,608
                                                                 -------------
                INFORMATION TECHNOLOGY -- 8.0%
       5,265    Google, Inc.(a)                                      2,207,773
     162,784    Microsoft Corporation                                3,792,867
     157,225    Nokia Oyj - ADR                                      3,185,378
      76,300    Texas Instruments, Inc.                              2,311,127
                                                                 -------------
                                                                    11,497,145
                                                                 -------------
                MATERIALS -- 9.7%
      43,225    Alcan, Inc.                                          2,028,981
      63,681    Cameco Corporation                                   2,545,330
      55,979    Dow Chemical Company (The)                           2,184,860
      70,260    Praxair, Inc.                                        3,794,040
      16,294    Rio Tinto PLC - ADR                                  3,417,015
                                                                 -------------
                                                                    13,970,226
                                                                 -------------
                TELECOMMUNICATIONS SERVICES -- 3.7%
      75,882    America Movil S.A. de C.V. - Series L - ADR          2,523,835
      82,100    Verizon Communications, Inc.                         2,749,529
                                                                 -------------
                                                                     5,273,364
                                                                 -------------
                UTILITIES -- 1.5%
      28,891    Dominion Resources, Inc.                             2,160,758
                                                                 -------------

                TOTAL COMMON STOCKS (Cost $111,714,572)          $ 136,524,566
                                                                 -------------

THE DAVENPORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   PAR VALUE    U.S. TREASURY BILLS -- 1.7%                          VALUE
--------------------------------------------------------------------------------
 $ 1,000,000    discount, due 07/06/2006                         $     999,664
   1,500,000    discount, due 09/28/2006                             1,482,635
                                                                 -------------
                TOTAL U.S. TREASURY BILLS (Cost $2,481,270)      $   2,482,299
                                                                 -------------

================================================================================
    SHARES      MONEY MARKET FUNDS -- 3.8%                           VALUE
--------------------------------------------------------------------------------
   5,475,937    First American Treasury Obligation Fund
                  - Class Y (Cost $5,475,937)                    $   5,475,937
                                                                 -------------

                TOTAL INVESTMENTS AT VALUE -- 100.1%
                  (Cost $119,671,779)                            $ 144,482,802

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)       (117,250)
                                                                 -------------

                NET ASSETS -- 100.0%                             $ 144,365,552
                                                                 =============

(a)  Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to portfolio of investments.

THE DAVENPORT EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)


1.   SECURITIES VALUATION

The Davenport Equity Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or combination of these and other factors.


2.   INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2006:


           Cost of portfolio investments         $   119,976,098
                                                 ===============

           Gross unrealized appreciation         $    27,972,913

           Gross unrealized depreciation              (3,466,209)
                                                 ---------------

           Net unrealized appreciation           $    24,506,704
                                                 ===============


The difference between the federal income tax cost and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

FBP VALUE FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS - 96.1%                                    VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 9.0%
    22,500    Best Buy Company, Inc. (b)                           $ 1,233,900
    24,000    Dillard's, Inc.                                          764,400
    15,574    Federated Department Stores, Inc.                        570,008
     9,600    Gannett Company, Inc.                                    536,928
    32,000    General Motors Corporation (b)                           953,280
    13,000    Kohl's Corporation (a)                                   768,560
     4,500    Whirlpool Corporation                                    371,925
                                                                    ----------
                                                                     5,199,001
                                                                    ----------
              CONSUMER STAPLES - 8.3%
    15,000    Altria Group, Inc.                                     1,101,450
    30,000    CVS Corporation                                          921,000
    10,000    Kimberly-Clark Corporation                               617,000
    44,000    Wal-Mart Stores, Inc.                                  2,119,480
                                                                    ----------
                                                                     4,758,930
                                                                    ----------
              ENERGY - 2.2%
     6,000    Marathon Oil Corporation (b)                             499,800
    11,000    Royal Dutch Shell PLC - ADR                              736,780
                                                                    ----------
                                                                     1,236,580
                                                                    ----------
              FINANCIALS - 30.3%
    20,000    American Express Company                               1,064,400
    33,400    American International Group, Inc.                     1,972,270
    52,600    Bank of America Corporation                            2,530,060
    49,400    Citigroup, Inc.                                        2,383,056
    23,000    Fannie Mae                                             1,106,300
    10,000    Freddie Mac                                              570,100
    59,000    JPMorgan Chase & Company                               2,478,000
    17,065    Lincoln National Corporation                             963,149
    46,200    St. Paul Travelers Companies, Inc. (The)               2,059,596
    43,000    Wachovia Corporation                                   2,325,440
                                                                    ----------
                                                                    17,452,371
                                                                    ----------
              HEALTH CARE - 17.1%
    27,000    Bristol-Myers Squibb Company                             698,220
     4,000    CIGNA Corporation                                        394,040
    40,000    HCA, Inc.                                              1,726,000
    31,000    Johnson & Johnson                                      1,857,520
    43,000    Merck & Company, Inc.                                  1,566,490
    69,000    Pfizer, Inc.                                           1,619,430
    35,000    Watson Pharmaceuticals, Inc. (a)                         814,800
    16,000    WellPoint, Inc. (a)                                    1,164,320
                                                                    ----------
                                                                     9,840,820
                                                                    ----------

FBP VALUE FUND
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS - 96.1% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------

              INDUSTRIALS - 12.9%
    12,000    Avery Dennison Corporation                            $  696,720
   115,000    Cendant Corporation (a)                                1,873,350
    10,300    FedEx Corporation                                      1,203,658
    54,000    General Electric Company                               1,779,840
    55,000    Tyco International Ltd.                                1,512,500
     4,000    Union Pacific Corporation (b)                            371,840
                                                                    ----------
                                                                     7,437,908
                                                                    ----------
              INFORMATION TECHNOLOGY - 13.6%
    25,000    Agilent Technologies, Inc. (a)                           789,000
    34,000    Cisco Systems, Inc. (a)                                  664,020
    20,400    Computer Sciences Corporation (a)                        988,176
    50,000    Hewlett-Packard Company                                1,584,000
    24,800    International Business Machines Corporation            1,905,136
    60,000    Microsoft Corporation                                  1,398,000
   156,000    Solectron Corporation (a)                                533,520
                                                                    ----------
                                                                     7,861,852
                                                                    ----------
              TELECOMMUNICATIONS SERVICES - 2.7%
    47,000    Verizon Communications, Inc.                           1,574,030
                                                                    ----------

              TOTAL COMMON STOCKS (Cost $39,582,631)          .    $ 5,361,492
                                                                    ----------

--------------------------------------------------------------------------------
 PAR VALUE    SHORT-TERM CORPORATE NOTES - 2.3%                        VALUE
--------------------------------------------------------------------------------
$1,343,976    U.S. Bank N.A., Demand Note, 5.10%(Cost $1,343,976)  $ 1,343,976
                                                                    ----------

              TOTAL INVESTMENTS AT VALUE - 98.4%(Cost $40,926,607) $56,705,468

              OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%             912,596
                                                                    ----------

              NET ASSETS - 100.0%                                 $ 57,618,064
                                                                   ===========


 (a)   Non-income producing security.

 (b)   Security covers a written call option.

ADR - American Depositary Receipt

 See accompanying notes to portfolio of investments.

FBP VALUE FUND
SCHEDULE OF OPEN OPTION CONTRACTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
   Option                                         Value of        Premiums
 Contracts   COVERED CALL OPTIONS                 Options         Received
--------------------------------------------------------------------------------
             Best Buy Company, Inc.,
     120       09/16/2006 at $55                $  44,400         $  70,438
             General Motors Corporation,
     100       12/16/2006 at $30                   39,000            32,699
             Marathon Oil Corporation,
      60       07/22/2006 at $75                   54,000            41,219
             Union Pacific Corporation,
      40       08/19/2006 at $90                   20,800            25,924
                                                 --------          --------
                                                $ 158,200         $ 170,280
                                                 ========          ========

See accompanying notes to portfolio of investments.

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS - 69.2%                                    VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 6.3%
    15,000    Best Buy Company, Inc. (b)                            $  822,600
    24,500    Dillard's, Inc.                                          780,325
     9,344    Federated Department Stores, Inc.                        341,990
     7,000    Gannett Company, Inc.                                    391,510
    22,000    General Motors Corporation (b)                           655,380
    10,000    Kohl's Corporation (a)                                   591,200
     4,000    Whirlpool Corporation                                    330,600
                                                                    ----------
                                                                     3,913,605
                                                                    -----------
              CONSUMER STAPLES - 6.3%
    14,000    Altria Group, Inc.                                     1,028,020
    27,000    CVS Corporation                                          828,900
     7,700    Kimberly-Clark Corporation                               475,090
    33,000    Wal-Mart Stores, Inc.                                  1,589,610
                                                                    ----------
                                                                     3,921,620
                                                                    ----------
              ENERGY - 1.4%
     4,000    Marathon Oil Corporation (b)                             333,200
     8,000    Royal Dutch Shell PLC - ADR                              535,840
                                                                    ----------
                                                                       869,040
                                                                    ----------
              FINANCIALS - 21.4%
    18,000    American Express Company                                 957,960
    25,400    American International Group, Inc.                     1,499,870
    40,000    Bank of America Corporation                            1,924,000
    36,000    Citigroup, Inc.                                        1,736,640
    17,000    Fannie Mae                                               817,700
     7,000    Freddie Mac                                              399,070
    45,000    JPMorgan Chase & Company                               1,890,000
    11,676    Lincoln National Corporation                             658,993
    37,000    St. Paul Travelers Companies, Inc. (The)               1,649,460
    32,800    Wachovia Corporation                                   1,773,824
                                                                    ----------
                                                                    13,307,517
                                                                    ----------
              HEALTH CARE - 12.2%
    22,000    Bristol-Myers Squibb Company                             568,920
     2,500    CIGNA Corporation                                        246,275
    27,500    HCA, Inc.                                              1,186,625
    23,000    Johnson & Johnson                                      1,378,160
    37,000    Merck & Company, Inc.                                  1,347,910
    48,000    Pfizer, Inc.                                           1,126,560
    25,000    Watson Pharmaceuticals, Inc. (a)                         582,000
    16,400    WellPoint, Inc. (a)                                    1,193,428
                                                                    ----------
                                                                     7,629,878
                                                                    ----------

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
    SHARES    COMMON STOCKS - 69.2% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
              INDUSTRIALS - 9.1%
     9,300    Avery Dennison Corporation                            $  539,958
    92,000    Cendant Corporation (a)                                1,498,680
     7,400    FedEx Corporation                                        864,764
    40,000    General Electric Company                               1,318,400
    42,000    Tyco International Ltd.                                1,155,000
     3,500    Union Pacific Corporation (b)                            325,360
                                                                    ----------
                                                                     5,702,162
                                                                    ----------
              INFORMATION TECHNOLOGY - 10.6%
    21,000    Agilent Technologies, Inc. (a)                           662,760
    23,000    Cisco Systems, Inc. (a)                                  449,190
    20,000    Computer Sciences Corporation (a)                        968,800
    45,000    Hewlett-Packard Company                                1,425,600
    20,000    International Business Machines Corporation            1,536,400
    51,000    Microsoft Corporation                                  1,188,300
   115,000    Solectron Corporation (a)                                393,300
                                                                    ----------
                                                                     6,624,350
                                                                    ----------
              TELECOMMUNICATIONS SERVICES - 1.9%
    35,000    Verizon Communications, Inc.                           1,172,150
                                                                    ----------

              TOTAL COMMON STOCKS (Cost $27,683,765)              $ 43,140,322
                                                                    ----------

--------------------------------------------------------------------------------
 PAR VALUE    U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.3%           VALUE
--------------------------------------------------------------------------------

              U.S. TREASURY BILLS - 1.6%
$1,000,000     discount,0due 08/17/2006                             $  994,122
                                                                    ----------

              U.S. TREASURY NOTES - 5.2%
   500,000     2.50%, due 10/31/2006                                   495,684
   500,000     3.50%, due 11/15/2006                                   496,816
   750,000     4.375%, due 05/15/2007                                  744,258
   750,000     3.875%, due 07/31/2007                                  739,160
   750,000     4.50%, due 11/15/2010                                   732,598
                                                                    ----------
                                                                     3,208,516
                                                                    ----------
              FEDERAL HOME LOAN BANK - 2.7%
   500,000     4.28%, due 07/14/2008                                   488,725
   500,000     4.035%, due 03/09/2009                                  482,693
   750,000     5.25%, due 03/17/2010                                   741,298
                                                                    ----------
                                                                     1,712,716
                                                                    ----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.8%
   500,000     2.50%, due 04/19/2007                                   488,285
                                                                    ----------

              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $6,491,058)                                   $ 6,403,639
                                                                    ----------

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
 PAR VALUE    CORPORATE BONDS - 17.0%                                  VALUE
--------------------------------------------------------------------------------
              FINANCIALS - 8.0%
              Bankers Trust New York Corporation,
$  750,000      7.375%, due 05/01/2008                              $  772,795
              Caterpillar Financial Services Corporation,
   750,000      2.59%, due 07/15/2006                                  749,458
              Credit Suisse First Boston USA, Inc.
   750,000      4.70%, due 06/01/2009                                  730,093
              John Deere Capital Corporation,
   500,000      3.375%, due 10/01/2007                                 485,771
              Merrill Lynch & Company, Inc.,
   500,000      3.00%, due 04/30/2007                                  489,506
              Northern Trust Company,
 1,000,000      7.10%, due 08/01/2009                                1,046,933
              Student Loan Marketing Corporation,
   750,000      3.625%, due 03/17/2008                                 723,693
                                                                    ----------
                                                                     4,998,249
                                                                    ----------
              HEALTH CARE - 0.8%
              UnitedHealth Group, Inc.,
   500,000      3.30%, due 01/30/2008                                  481,511
                                                                    ----------

              INDUSTRIALS - 4.7%
              Donnelley (R.R.) & Sons Company,
   750,000      3.75%, due 04/01/2009                                  706,424
              Raychem Corporation,
 1,000,000      7.20%, due 10/15/2008                                1,027,122
              Ryder System, Inc.,
   750,000      5.00%, due 04/01/2011                                  718,512
              Stanley Works (The),
   500,000      3.50%, due 11/01/2007                                  486,435
                                                                    ----------
                                                                     2,938,493
                                                                    ----------
              UTILITIES - 3.5%
              Dominion Resources, Inc.,
   750,000      4.125%, due 02/15/2008                                 731,123
              Ohio Power Company,
   750,000      5.30%, due 11/01/2010                                  733,551
              Public Service Electric & Gas Company,
   750,000      4.00%, due 11/01/2008                                  721,310
                                                                    ----------
                                                                     2,185,984
                                                                    ----------

              TOTAL CORPORATE BONDS (Cost $10,604,073)            $ 10,604,237
                                                                    ----------

FBP BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
 PAR VALUE    SHORT-TERM CORPORATE NOTES - 3.3%                        VALUE
--------------------------------------------------------------------------------

$   35,645    American Family Financial Services,
               Demand Note, 4.81%                                 $     35,645
 1,971,238    U.S. Bank N.A., Demand Note, 5.10%                     1,971,238
    28,812    Wisconsin Corporate Central Credit Union,
               Demand Note, 5.02%                                       28,812
                                                                    ----------

              TOTAL SHORT-TERM CORPORATE NOTES (Cost $2,035,695)  $  2,035,695
                                                                    ----------

              TOTAL INVESTMENTS AT VALUE - 99.8%
               (Cost $46,814,591)                                 $ 62,183,893

              OTHER ASSETS IN EXCESS OF LIABILITES - 0.2%               97,725
                                                                    ----------

              NET ASSETS - 100.0%                                 $ 62,281,618
                                                                    ==========

 (a)   Non-income producing security.

 (b)   Security covers a written call option.

ADR - American Depositary Receipt

See accompanying notes to portfolio of investments.

FBP BALANCED FUND
SCHEDULE OF OPEN OPTION CONTRACTS
JUNE 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
  Option                                              Value of       Premiums
 Contracts    COVERED CALL OPTIONS                    Options        Received
--------------------------------------------------------------------------------

              Best Buy Company, Inc.,
      50        09/16/2006 at $55                    $ 18,500       $  29,349
              General Motors Corporation,
      66        12/16/2006 at $30                      25,740          21,581
              Marathon Oil Corporation ,
      40        07/22/2006 at $75                      36,000          27,479
              Union Pacific Corporation,
      35        08/19/2006 at $90                      18,200          22,684
                                                     --------        --------
                                                     $ 98,440       $ 101,093
                                                     ========        ========

See accompanying notes to portfolio of investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)


1.   SECURITIES VALUATION

Portfolio securities of FBP Value Fund and FBP Balanced Fund (the Funds) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.



2.   INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.



3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2006:

                                                             FBP Balanced
                                      FBP Value Fund             Fund
                                      --------------         ------------

Cost of portfolio investments and
 written options                       $  40,756,327         $ 46,713,498
                                       =============         ============

Gross unrealized appreciation          $  17,013,594         $ 16,270,602

Gross unrealized depreciation             (1,222,653)            (898,647)
                                       -------------         ------------

Net unrealized appreciation            $  15,790,941         $ 15,371,955
                                       =============         ============

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS - 92.0%                                 VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 8.0%
    10,000     Harrah's Entertainment, Inc.                      $     711,800
    55,000     Home Depot, Inc.                                      1,968,450
     4,000     J.C. Penney Company, Inc.                               270,040
    10,000     Johnson Controls, Inc.                                  822,200
     5,500     NIKE, Inc. - Class B                                    445,500
    26,000     Starbucks Corporation(a)                                981,760
    15,000     Target Corporation                                      733,050
    50,000     Walt Disney Company (The)                             1,500,000
                                                                 -------------
                                                                     7,432,800
                                                                 -------------
               CONSUMER STAPLES - 6.6%
    33,000     Altria Group, Inc.                                    2,423,190
    15,000     PepsiCo, Inc.                                           900,600
    30,000     Procter & Gamble Company (The)                        1,668,000
    25,000     Walgreen Company                                      1,121,000
                                                                 -------------
                                                                     6,112,790
                                                                 -------------
               ENERGY - 14.3%
    23,314     Apache Corporation                                    1,591,180
    25,000     Baker Hughes, Inc.                                    2,046,250
    20,000     BP plc - ADR                                          1,392,200
    26,000     Chevron Corporation                                   1,613,560
    39,000     ConocoPhillips                                        2,555,670
    26,300     Exxon Mobil Corporation                               1,613,505
       476     Hugoton Royalty Trust                                    14,137
    10,000     Transocean, Inc.(a)                                     803,200
    20,000     Valero Energy Corporation                             1,330,400
     8,000     XTO Energy, Inc.                                        354,160
                                                                 -------------
                                                                    13,314,262
                                                                 -------------
               FINANCIALS - 15.2%
    45,080     Aegon N.V. - ARS                                        769,516
    30,000     AFLAC, Inc.                                           1,390,500
    37,000     American Express Company                              1,969,140
    62,870     Bank of America Corporation                           3,024,047
    10,000     Charles Schwab Corporation                              159,800
    20,000     CIT Group, Inc.                                       1,045,800
    25,000     Citigroup, Inc.                                       1,206,000
     7,000     Goldman Sachs Group, Inc. (The)                       1,053,010
    56,000     Progressive Corporation                               1,439,760
    70,000     U.S. Bancorp                                          2,161,600
                                                                 -------------
                                                                    14,219,173
                                                                 -------------
               HEALTH CARE - 14.1%
    16,000     Amgen, Inc.(a)                                        1,043,680
    17,000     Becton, Dickinson & Company                           1,039,210
    27,000     Cardinal Health, Inc.                                 1,736,910
    10,000     Caremark Rx, Inc.                                       498,700

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 92.0% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
               HEALTH CARE - 14.1% (CONTINUED)
     4,000     Cerner Corporation(a)                             $     148,440
    28,000     Elan Corporation(a)                                     467,600
     5,000     Fresenius Medical Care AG & Company - ADR               191,100
    20,000     Johnson & Johnson                                     1,198,400
    21,000     Medtronic, Inc.                                         985,320
    10,000     Techne Corporation(a)                                   509,200
    57,000     UnitedHealth Group, Inc.                              2,552,460
    16,000     Waters Corporation(a)                                   710,400
    28,000     WellPoint, Inc.(a)                                    2,037,560
                                                                 -------------
                                                                    13,118,980
                                                                 -------------
               INDUSTRIALS - 12.2%
    26,000     Caterpillar, Inc.                                     1,936,480
     2,500     ChoicePoint, Inc.(a)                                    104,425
     2,500     C.H. Robinson Worldwide, Inc.                           133,250
    15,000     Emerson Electric Company                              1,257,150
     2,000     Fastenal Company                                         80,580
    15,000     Fedex Corporation                                     1,752,900
    26,000     General Dynamics Corporation                          1,701,960
    25,000     General Electric Company                                824,000
    13,000     Illinois Tool Works, Inc.                               617,500
    16,000     Ingersoll-Rand Company Ltd. - Class A                   684,480
    10,000     Norfolk Southern Corporation                            532,200
    32,000     Quanta Services, Inc.(a)                                554,560
     2,500     Stericycle, Inc.(a)                                     162,750
    16,000     United Technologies Corporation                       1,014,720
                                                                 -------------
                                                                    11,356,955
                                                                 -------------
               INFORMATION TECHNOLOGY - 12.1%
    49,000     Adobe Systems, Inc.                                   1,487,640
    20,000     Automatic Data Processing, Inc.                         907,000
    28,000     Broadcom Corporation - Class A(a)                       841,400
    67,000     Cisco Systems, Inc.(a)                                1,308,510
    23,000     Computer Sciences Corporation(a)                      1,114,120
    30,000     Corning, Inc.(a)                                        725,700
    15,000     Harmonic, Inc.(a)                                        67,200
    32,000     Hewlett-Packard Company                               1,013,760
    25,100     Intel Corporation                                       475,645
    13,500     International Business Machines Corporation           1,037,070
    20,000     Kemet Corporation(a)                                    184,400
    25,000     Motorola, Inc.                                          503,750
    18,000     Network Appliance, Inc.(a)                              635,400
    33,000     Texas Instruments, Inc.                                 999,570
                                                                 -------------
                                                                    11,301,165
                                                                 -------------

THE GOVERNMENT STREET EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 92.0% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
               MATERIALS - 4.6%
    14,000     Alcoa, Inc.                                       $     453,040
    30,000     Florida Rock Industries, Inc.                         1,490,100
    10,000     Inco Ltd.                                               659,000
     2,500     Joy Global, Inc.                                        130,225
    10,000     Newmont Mining Corporation                              529,300
    10,000     Nucor Corporation                                       542,500
     7,000     POSCO - ADR                                             468,300
                                                                 -------------
                                                                     4,272,465
                                                                 -------------
               REAL ESTATE - 2.8%
    27,200     Colonial Properties Trust                             1,343,680
    20,000     Plum Creek Timber Company, Inc.                         710,000
    15,000     Rayonier, Inc.                                          568,650
                                                                 -------------
                                                                     2,622,330
                                                                 -------------
               UTILITIES - 2.1%
    65,980     Duke Energy Corporation                               1,937,833
                                                                 -------------

               TOTAL COMMON STOCKS (Cost $46,102,398)            $  85,688,753
                                                                 -------------

================================================================================
    SHARES     EXCHANGE-TRADED FUNDS - 6.9%                          VALUE
--------------------------------------------------------------------------------
    19,000     iShares MSCI EAFE Index Fund                      $   1,238,990
   112,000     Rydex S&P Equal Weight ETF                            4,810,400
     6,000     Vanguard Mid-Cap VIPERs                                 404,640
                                                                 -------------
               TOTAL EXCHANGE-TRADED FUNDS (Cost $6,609,152)     $   6,454,030
                                                                 -------------

================================================================================
 PAR VALUE     COMMERCIAL PAPER - 1.0%                               VALUE
--------------------------------------------------------------------------------
$  957,000     U.S. Bancorp N.A., discount, due 07/03/2006
                 (Cost $956,732)                                 $     956,732
                                                                 -------------

================================================================================
    SHARES     MONEY MARKET FUNDS - 0.0%                             VALUE
--------------------------------------------------------------------------------
     1,142     AIM STIT - STIC Prime Portfolio - Institutional
                 Class (Cost $1,142)                             $       1,142
                                                                 -------------

               TOTAL INVESTMENTS AT VALUE - 99.9%
                 (Cost $53,669,424)                              $  93,100,657

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%             51,261
                                                                 -------------

               NET ASSETS - 100.0%                               $  93,151,918
                                                                 =============

(a) Non-income producing security.
ADR - American Depositary Receipt
ARS - American Registered Shares

See accompanying notes to portfolio of investments.

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS - 97.5%                                 VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 11.2%
     2,500     Abercrombie & Fitch Company - Class A             $     138,575
     6,500     Barnes & Noble, Inc.                                    237,250
     1,000     Bed Bath & Beyond, Inc.(a)                               33,170
     5,700     BJ's Wholesale Club, Inc.(a)                            161,595
     1,600     Black & Decker Corporation (The)                        135,136
     3,200     CBRL Group, Inc.                                        108,544
     5,000     Chicos FAS, Inc.(a)                                     134,900
     5,000     Claire's Stores, Inc.                                   127,550
     7,000     Coach, Inc.(a)                                          209,300
     5,000     Darden Restaurants, Inc.                                197,000
       400     GameStop Corporation - Class A(a)                        16,800
     3,100     GameStop Corporation - Class B(a)                       106,175
     1,400     Harman International Industries, Inc.                   119,518
     4,000     Harrah's Entertainment, Inc.                            284,720
     2,000     Harte-Hanks, Inc.                                        51,280
     6,000     Herman Miller, Inc.                                     154,620
     1,000     Hilton Hotels Corporation                                28,280
     1,900     International Speedway Corporation - Class A             88,103
     1,500     ITT Educational Services, Inc.(a)                        98,715
     3,600     Lennar Corporation                                      159,732
     2,000     Limited Brands, Inc.                                     51,180
     1,000     Michaels Stores, Inc.                                    41,240
     5,000     MSC Industrial Direct Company, Inc.                     237,850
     5,000     O'Reilly Automotive, Inc.(a)                            155,950
     5,500     Pacific Sunwear of California, Inc.(a)                   98,615
     3,000     Thor Industries, Inc.                                   145,350
     5,000     Timberland Company (The)(a)                             130,500
     9,000     Urban Outfitters, Inc.(a)                               157,410
     4,500     Williams-Sonoma, Inc.                                   153,225
                                                                 -------------
                                                                     3,762,283
                                                                 -------------
               CONSUMER STAPLES - 3.6%
     5,400     Church & Dwight Company, Inc.                           196,668
     8,600     Constellation Brands, Inc.(a)                           215,000
     4,650     Dean Foods Company(a)                                   172,934
     6,000     Hormel Foods Corporation                                222,840
     4,700     J.M. Smucker Company                                    210,090
     8,850     PepsiAmericas, Inc.                                     195,673
                                                                 -------------
                                                                     1,213,205
                                                                 -------------
               ENERGY - 11.7%
     7,500     Arch Coal, Inc.                                         317,775
     4,760     Cooper Cameron Corporation(a)                           227,385
     6,000     FMC Technologies, Inc.(a)                               404,760
     4,300     Lone Star Technologies, Inc.(a)                         232,286
     5,350     Murphy Oil Corporation                                  298,851

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 97.5% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
               ENERGY - 11.7% (CONTINUED)
     2,800     Newfield Exploration Company(a)                   $     137,032
     2,680     Noble Corporation                                       199,446
     4,900     Patterson-UTI Energy, Inc.                              138,719
     5,900     Peabody Energy Corporation                              328,925
     3,800     Pogo Producing Company                                  175,180
     5,000     Pride International, Inc.(a)                            156,150
     6,500     Smith International, Inc.                               289,055
    11,600     Valero Energy Corporation                               771,632
     5,150     XTO Energy, Inc.                                        227,990
                                                                 -------------
                                                                     3,905,186
                                                                 -------------
               FINANCIALS - 13.3%
     5,600     American Financial Group, Inc.                          240,240
     5,950     AmerUs Group Company                                    348,372
     7,300     Associated Banc-Corp                                    230,169
     6,000     Bank of Hawaii Corporation                              297,600
    10,050     Berkley (W.R.) Corporation                              343,007
     9,000     Brown & Brown, Inc.                                     262,980
     5,500     Compass Bancshares, Inc.                                305,800
     5,600     Cullen/Frost Bankers, Inc.                              320,880
    10,250     Eaton Vance Corporation                                 255,840
     2,600     Everest Re Group Ltd.                                   225,082
     9,300     HCC Insurance Holdings, Inc.                            273,792
     6,200     Investors Financial Services Corporation                278,380
    10,400     Jefferies Group, Inc.                                   308,152
     2,900     Legg Mason, Inc.                                        288,608
     2,700     Mercantile Bankshares Corporation                        96,309
     3,300     Westamerica Bancorporation                              161,601
     5,200     Wilmington Trust Corporation                            219,336
                                                                 -------------
                                                                     4,456,148
                                                                 -------------
               HEALTH CARE - 13.4%
     1,400     Alcon, Inc.                                             137,970
     4,450     Barr Pharmaceuticals, Inc.(a)                           212,221
     6,000     Cerner Corporation(a)                                   222,660
     8,000     Community Health Systems, Inc.(a)                       294,000
     8,700     Covance, Inc.(a)                                        532,614
     8,250     Coventry Health Care, Inc.(a)                           453,255
     2,800     DENTSPLY International, Inc.                            169,680
     1,000     Elan Corporation plc - ADR(a)                            16,700
     3,500     Fresenius Medical Care AG & Company - ADR               133,770
     7,800     Gilead Sciences, Inc.(a)                                461,448
     2,800     Henry Schein, Inc.(a)                                   130,844
     3,000     Invitrogen Corporation(a)                               198,210
     2,000     LCA-Vision, Inc.                                        105,820
       500     Millipore Corporation(a)                                 31,495
     8,700     Mylan Laboratories, Inc.                                174,000

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 97.5% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
               HEALTH CARE - 13.4% (CONTINUED)
     5,100     Omnicare, Inc.                                    $     241,842
     5,400     PDL BioPharma, Inc.(a)                                   99,414
     2,000     ResMed, Inc.(a)                                          93,900
     4,500     Techne Corporation(a)                                   229,140
     3,500     Triad Hospitals, Inc.(a)                                138,530
     4,186     UnitedHealth Group, Inc.                                187,449
     4,600     Varian Medical Systems, Inc.(a)                         217,810
                                                                 -------------
                                                                     4,482,772
                                                                 -------------
               INDUSTRIALS - 14.6%
     3,000     Alexander & Baldwin, Inc.                               132,810
     5,800     AMETEK, Inc.                                            274,804
     5,000     ChoicePoint, Inc.(a)                                    208,850
     6,000     C.H. Robinson Worldwide, Inc.                           319,800
     3,000     Corporate Executive Board Company                       300,600
     6,000     Donaldson Company, Inc.                                 203,220
     3,600     Energizer Holdings, Inc.(a)                             210,852
     6,000     Expeditors International of Washington, Inc.            336,060
     7,000     Fastenal Company                                        282,030
     6,000     Graco, Inc.                                             275,880
     3,000     Jacobs Engineering Group, Inc.(a)                       238,920
     3,500     L-3 Communications Holdings, Inc.                       263,970
     4,000     Manpower, Inc.                                          258,400
     4,500     Overseas Shipholding Group, Inc.                        266,175
     5,000     SPX Corporation                                         279,750
     4,500     Stericycle, Inc.(a)                                     292,950
     8,000     Swift Transportation Company, Inc.(a)                   254,080
     2,500     Teleflex, Inc.                                          135,050
     9,000     Trinity Industries, Inc.                                363,600
                                                                 -------------
                                                                     4,897,801
                                                                 -------------
               INFORMATION TECHNOLOGY - 14.9%
     8,000     Activision, Inc.(a)                                      91,040
     8,000     Acxiom Corporation                                      200,000
     8,500     ADC Telecommunications, Inc.(a)                         143,310
     5,000     ADTRAN, Inc.                                            112,150
     4,000     Advent Software, Inc.(a)                                144,280
     5,000     Alliance Data Systems Corporation(a)                    294,100
     7,000     Arrow Electronics, Inc.(a)                              225,400
     3,500     CDW Corporation                                         191,275
     4,500     CheckFree Corporation(a)                                223,020
     4,000     Cognizant Technology Solutions Corporation(a)           269,480
     6,500     Cree, Inc.(a)                                           154,440
     4,000     DST Systems, Inc.(a)                                    238,000
     7,000     GTECH Holdings Corporation                              243,460
     5,500     Harris Corporation                                      228,305
     8,000     Integrated Device Technology, Inc.(a)                   113,440

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 97.5% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY - 14.9% (CONTINUED)
     8,200     Jack Henry & Associates, Inc.                     $     161,212
     7,000     Lam Research Corporation(a)                             326,340
     6,000     Macrovision Corporation(a)                              129,120
     5,000     Microchip Technology, Inc.                              167,750
     7,000     National Instruments Corporation                        191,800
     5,000     Plantronics, Inc.                                       111,050
    10,000     RSA Security, Inc.(a)                                   271,900
     8,000     SanDisk Corporation(a)                                  407,840
     8,000     Semtech Corporation(a)                                  115,600
     4,500     Silicon Laboratories, Inc.(a)                           158,175
     2,500     Zebra Technologies Corporation(a)                        85,400
                                                                 -------------
                                                                     4,997,887
                                                                 -------------
               MATERIALS - 6.3%
     5,000     Airgas, Inc.                                            186,250
     5,700     Albemarle Corporation                                   272,916
     4,500     Cabot Corporation                                       155,340
     5,700     Eagle Materials, Inc.                                   270,750
     3,500     Martin Marietta Materials, Inc.                         319,025
     5,000     Scotts Miracle-Gro Company (The) - Class A              211,600
     6,000     Sonoco Products Company                                 189,900
     4,500     Steel Dynamics, Inc.                                    295,830
     8,000     Valspar Corporation (The)                               211,280
                                                                 -------------
                                                                     2,112,891
                                                                 -------------
               REAL ESTATE - 2.2%
     4,600     Liberty Property Trust                                  203,320
     6,941     Potlatch Corporation                                    262,023
     7,000     Rayonier, Inc.                                          265,370
                                                                 -------------
                                                                       730,713
                                                                 -------------
               TELECOMMUNICATIONS SERVICES - 0.8%
     3,300     Telephone and Data Systems, Inc.                        136,620
     3,300     Telephone and Data Systems, Inc. - Special Shares       128,370
                                                                 -------------
                                                                       264,990
                                                                 -------------
               UTILITIES - 5.5%
     5,400     AGL Resources, Inc.                                     205,848
     8,300     Alliant Energy Corporation                              284,690
     9,700     Equitable Resources, Inc.                               324,950
     5,900     MDU Resources Group, Inc.                               215,999
     5,750     ONEOK, Inc.                                             195,730
     7,900     Pepco Holdings, Inc.                                    186,282
     6,300     SCANA Corporation                                       243,054
     5,000     Wisconsin Energy Corporation                            201,500
                                                                 -------------
                                                                     1,858,053
                                                                 -------------

               TOTAL COMMON STOCKS (Cost $25,489,702)            $  32,681,929
                                                                 -------------

THE GOVERNMENT STREET MID-CAP FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE     COMMERCIAL PAPER - 2.4%                               VALUE
--------------------------------------------------------------------------------
$  803,000     U.S. Bancorp N.A., discount, due 07/03/2006
                 (Cost $802,775)                                 $     802,775
                                                                 -------------

================================================================================
    SHARES     MONEY MARKET FUNDS - 0.0%                             VALUE
--------------------------------------------------------------------------------
       887     AIM STIT - STIC Prime Portfolio - Institutional
                 Class (Cost $887)                               $         887
                                                                 -------------

               TOTAL INVESTMENTS AT VALUE - 99.9%
                 (Cost $26,293,364)                              $  33,485,591

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%             27,898
                                                                 -------------

               NET ASSETS - 100.0%                               $  33,513,489
                                                                 =============

(a) Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to portfolio of investments.

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
 PAR VALUE     U.S. TREASURY AND AGENCY OBLIGATIONS - 22.8%          VALUE
--------------------------------------------------------------------------------
               U.S. TREASURY NOTES - 0.3%
$  100,000     5.625%, due 05/15/2008                            $     100,789
                                                                 -------------
               FEDERAL HOME LOAN BANK - 19.2%
 1,000,000     5.75%, due 04/20/2010                                   995,764
 2,000,000     5.00%, due 08/16/2011                                 1,941,282
 2,000,000     6.00%, due 12/28/2011                                 2,000,286
 1,000,000     5.00%, due 06/13/2012                                   965,288
                                                                 -------------
                                                                     5,902,620
                                                                 -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.3%
 1,000,000     7.40%, due 10/30/2014                                 1,005,456
                                                                 -------------

               TOTAL U.S. TREASURY AND AGENCY OBLIGATIONS
                 (Cost $7,292,816)                               $   7,008,865
                                                                 -------------

================================================================================
 PAR VALUE     MORTGAGE-BACKED SECURITIES - 25.8%                    VALUE
--------------------------------------------------------------------------------
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 8.6%
$       99     Pool #15032, 7.50%, due 02/15/2007                $         103
    63,009     Pool #438434, 6.50%, due 01/15/2013                      64,125
    18,010     Pool #470177, 7.00%, due 03/15/2014                      18,562
    30,681     Pool #518403, 7.00%, due 09/15/2014                      31,622
     1,061     Pool #181540, 8.00%, due 02/15/2017                       1,126
   309,642     Pool #581879, 6.50%, due 03/15/2017                     315,124
    39,913     Pool #493659, 6.50%, due 12/15/2018                      40,415
    91,702     Pool #476695, 6.50%, due 10/15/2023                      92,855
    38,182     Pool #366710, 6.50%, due 02/15/2024                      38,662
    29,207     Pool #453826, 7.25%, due 09/15/2027                      30,291
    56,288     Pool #412360, 7.00%, due 11/15/2027                      58,051
   203,202     Pool #447408, 7.00%, due 01/15/2028                     209,568
    16,004     Pool #454162, 7.00%, due 05/15/2028                      16,505
   126,141     Pool #780825, 6.50%, due 07/15/2028                     127,727
    28,785     Pool #2617, 7.50%, due 07/20/2028                        29,885
    28,480     Pool #158794, 7.00%, due 09/15/2028                      29,373
    23,650     Pool #486760, 6.50%, due 12/15/2028                      23,947
    83,952     Pool #781096, 6.50%, due 12/15/2028                      85,008
    81,086     Pool #781136, 7.00%, due 12/15/2028                      83,626
    64,751     Pool #506618, 7.00%, due 03/15/2029                      66,779
    12,672     Pool #511562, 7.50%, due 07/15/2030                      13,243
    87,652     Pool #448316, 6.50% due 04/15/2031                       88,754
    55,784     Pool #530606, 6.50% due 04/15/2031                       56,486
    45,154     Pool #545820, 7.00% due 06/15/2031                       46,568
   221,357     Pool #781330, 6.00%, due 09/15/2031                     219,618
    84,766     Pool #3228, 6.50%, due 04/20/2032                        85,514
   123,890     Pool #569903, 6.50%, due 06/15/2032                     125,448
   558,384     Pool #595934, 6.00%, due 09/15/2032                     553,997
    92,202     Pool #3927, 6.00%, due 11/20/2032                        91,478
                                                                 -------------
                                                                     2,644,460
                                                                 -------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE     MORTGAGE-BACKED SECURITIES - 25.8% (CONTINUED)        VALUE
--------------------------------------------------------------------------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.9%
$1,078,987     Pool #01173, 5.50%, due 06/01/2017                $   1,058,454
 1,746,851     Pool #G18056, 5.00%, due 06/01/2020                   1,681,843
                                                                 -------------
                                                                     2,740,297
                                                                 -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.3%
   816,959     Pool #635149, 5.50%, due 07/01/2017                     801,923
 1,831,796     Pool #255808, 5.00%, due 07/01/2025                   1,734,920
                                                                 -------------
                                                                     2,536,843
                                                                 -------------
               TOTAL MORTGAGE-BACKED SECURITIES
                 (Cost $8,255,313)                               $   7,921,600
                                                                 -------------

================================================================================
 PAR VALUE     CORPORATE BONDS - 47.6%                               VALUE
--------------------------------------------------------------------------------
               FINANCE - 23.8%
               Banc One Corporation,
$1,000,000        6.875%, due 08/01/2006                         $   1,000,928
                                                                 -------------

               CIT Group, Inc.,
 2,000,000        4.75%, due 12/15/2010                              1,918,744
                                                                 -------------

               General Electric Capital Corporation,
 2,500,000        5.00%, due 02/15/2007                              2,491,215
                                                                 -------------

               JPMorgan Chase & Company,
 1,000,000        4.50%, due 01/15/2012                                939,804
                                                                 -------------

               Student Loan Marketing Association,
 1,000,000        5.125%, due 08/27/2012                               960,316
                                                                 -------------

               TOTAL FINANCE CORPORATE BONDS                         7,311,007
                                                                 -------------
               INDUSTRIAL - 23.8%
               Abbott Laboratories,
 1,370,000        6.40%, due 12/01/2006                              1,373,739
                                                                 -------------

               Anheuser-Busch Companies, Inc.,
 1,800,000        5.125%, due 10/01/2008                             1,782,673
                                                                 -------------

               Ford Motor Company,
 1,000,000        7.25%, due 10/01/2008                                990,000
                                                                 -------------

               General Dynamics Corporation,
 1,750,000        4.50%, due 08/15/2010                              1,679,507
                                                                 -------------

               Wal-Mart Stores, Inc.,
 1,500,000        4.375%, due 07/12/2007                             1,481,464
                                                                 -------------

               TOTAL INDUSTRIAL CORPORATE BONDS                      7,307,383
                                                                 -------------

               TOTAL CORPORATE BONDS (Cost $15,595,865)          $  14,618,390
                                                                 -------------

THE GOVERNMENT STREET BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE     COMMERCIAL PAPER - 2.7%                               VALUE
--------------------------------------------------------------------------------
$  821,000     U.S. Bancorp N.A.,0discount, due 07/03/2006
                 (Cost $820,770)                                 $     820,770
                                                                 -------------

================================================================================
    SHARES     MONEY MARKET FUNDS - 0.0%                             VALUE
--------------------------------------------------------------------------------
       930     AIM STIT - STIC Prime Portfolio - Institutional
                 Class (Cost $930)                               $         930
                                                                 -------------

               TOTAL INVESTMENTS AT VALUE - 98.9%
                 (Cost $31,965,694)                              $  30,370,555

               OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%            323,317
                                                                 -------------

               NET ASSETS - 100.0%                               $  30,693,872
                                                                 =============


See accompanying notes to portfolio of investments.

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE     OBLIGATION (GO) BONDS - 88.9%                         VALUE
--------------------------------------------------------------------------------
               Alabama Special Care Facilities Financing Auth.,
                  Birmingham, Rev.,
$  500,000        4.50%, due 11/01/2009, ETM                     $     507,195
   400,000        5.375%, due 11/01/2012, ETM                          404,440
                                                                 -------------
                                                                       911,635
                                                                 -------------
               Alabama Special Care Facilities Financing Auth.,
                  Mobile Hospital, Rev.,
   250,000        4.50%, due 11/01/2010, ETM                           254,455
                                                                 -------------
               Alabama State, GO,
   500,000        3.00%, due 09/01/2007                                494,155
                                                                 -------------
               Alabama State Public School & College Auth.,
                  Capital Improvements, Rev.,
   300,000        5.00%, due 02/01/2010                                310,407
   475,000        5.00%, due 11/01/2012                                491,530
   600,000        5.125%, due 11/01/2013                               622,536
   525,000        5.125%, due 11/01/2015                               544,719
                                                                 -------------
                                                                     1,969,192
                                                                 -------------
               Alabama State Public School & College Auth., Rev.,
   325,000        5.00%, due 05/01/2010                                337,171
                                                                 -------------
               Alabama Water Pollution Control Auth., Rev.,
   500,000        5.00%, due 08/15/2010                                519,935
                                                                 -------------
               Athens, AL, Electric Revenue Warrants,
   500,000        3.00%, due 06/01/2011                                467,955
                                                                 -------------
               Athens, AL, School Warrants,
   335,000        5.05%, due 08/01/2015                                344,775
                                                                 -------------
               Auburn, AL, Capital Improvements, GO, School
                  Warrants,
   225,000        5.00%, due 08/01/2012                                236,110
                                                                 -------------
               Auburn, AL, GO,
   300,000        4.00%, due 08/01/2007                                300,594
   285,000        4.25%, due 08/01/2009                                287,454
                                                                 -------------
                                                                       588,048
                                                                 -------------
               Auburn, AL, Water Works Board, Rev.,
   335,000        5.00%, due 07/01/2015                                349,904
                                                                 -------------
               Auburn University, AL, General Fee Rev.,
   400,000        4.45%, due 06/01/2011                                405,044
                                                                 -------------
               Baldwin Co., AL, Board of Education, Revenue
                  Warrants,
   200,000        5.20%, due 06/01/2009                                204,170
   300,000        5.00%, due 06/01/2010                                310,356
                                                                 -------------
                                                                       514,526
                                                                 -------------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE     OBLIGATION (GO) BONDS - 88.9% (CONTINUED)             VALUE
--------------------------------------------------------------------------------
               Baldwin Co., AL, GO,
$  500,000        4.50%, due 11/01/2008                          $     505,910
   200,000        5.00%, due 02/01/2015                                208,408
                                                                 -------------
                                                                       714,318
                                                                 -------------
               Birmingham, AL, Industrial Water Board, Rev.,
   100,000        6.00%, due 07/01/2007                                101,705
                                                                 -------------
               Birmingham, AL, Series B, GO,
   300,000        3.00%, due 07/01/2006                                299,991
                                                                 -------------
               Birmingham, AL, Special Care Facilities
                  Financing Authority, Rev.,
   300,000        3.70%, due 06/01/2009                                297,315
                                                                 -------------
               Decatur, AL, GO, Warrants,
   300,000        5.00%, due 06/01/2009                                305,868
                                                                 -------------
               Decatur, AL, Water Rev.,
   100,000        5.00%, due 05/01/2014                                103,408
                                                                 -------------
               Dothan, AL, GO,
   500,000        5.50%, due 09/01/2014                                528,075
                                                                 -------------
               Fairhope, AL, Utilities Rev.,
   225,000        2.50%, due 12/01/2006                                223,290
                                                                 -------------
               Fairhope, AL, Warrants,
   295,000        5.10%, due 06/01/2014                                307,880
                                                                 -------------
               Florence, AL, School Warrants,
   200,000        4.65%, due 12/01/2012                                204,764
                                                                 -------------
               Foley, AL, Utilities Board, Rev.,
   500,000        4.00%, due 11/01/2007                                501,075
                                                                 -------------
               Greenville, AL, GO,
   300,000        5.10%, due 12/01/2009                                307,596
                                                                 -------------
               Homewood, AL, Board of Education, Capital
                  Outlay Warrants,
   300,000        4.00%, due 02/01/2007                                300,411
                                                                 -------------
               Homewood, AL, GO,
   500,000        5.00%, due 09/01/2014                                522,620
                                                                 -------------
               Houston Co., AL, GO,
   300,000        5.60%, due 10/15/2014                                320,856
                                                                 -------------
               Huntsville, AL, Capital Improvements, GO,
   100,000        3.25%, due 11/01/2010                                 96,316
                                                                 -------------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE     OBLIGATION (GO) BONDS - 88.9% (CONTINUED)             VALUE
--------------------------------------------------------------------------------
               Huntsville, AL, Electric Systems, Rev.,
$  250,000        4.80%, due 12/01/2012                          $     255,137
                                                                 -------------
               Huntsville, AL, GO,
   200,000        4.50%, due 08/01/2007                                201,448
   400,000        5.50%, due 08/01/2009                                418,308
   500,000        5.00%, due 08/01/2011                                522,485
   250,000        5.25%, due 11/01/2012                                258,942
                                                                 -------------
                                                                     1,401,183
                                                                 -------------
               Huntsville, AL, Water Systems, Rev.,
   200,000        4.70%, due 11/01/2013                                203,892
                                                                 -------------
               Madison, AL, Warrants,
   200,000        4.40%, due 02/01/2011                                202,688
   400,000        4.85%, due 02/01/2013                                409,440
                                                                 -------------
                                                                       612,128
                                                                 -------------
               Madison Co., AL, Board of Education, Capital
                  Outlay Tax Antic. Warrants,
   400,000        5.20%, due 03/01/2011                                419,428
                                                                 -------------
               Mobile, AL, GO,
   275,000        6.20%, due 02/15/2007, ETM                           278,938
                                                                 -------------
               Montgomery, AL, GO,
   500,000        5.10%, due 10/01/2008                                514,585
   300,000        5.00%, due 11/01/2015                                312,411
                                                                 -------------
                                                                       826,996
                                                                 -------------
               Montgomery, AL, Waterworks & Sanitation, Rev.,
   500,000        5.00%, due 09/01/2008                                511,760
   400,000        5.60%, due 09/01/2009                                405,156
                                                                 -------------
                                                                       916,916
                                                                 -------------
               Montgomery Co., AL, GO,
   300,000        3.00%, due 11/01/2006                                299,031
                                                                 -------------
               Mountain Brook, AL, City Board of Education,
                  Capital Outlay Warrants,
   405,000        4.80%, due 02/15/2011                                407,033
                                                                 -------------
               Opelika, AL, GO,
   210,000        4.00%, due 03/01/2010                                210,895
                                                                 -------------
               Scottsboro, AL, Waterworks Sewer & Gas Board,
                  Rev.,
   200,000        4.35%, due 08/01/2011                                201,932
                                                                 -------------
               Shelby Co., AL, Board of Education, Rev. Warrants,
   500,000        4.80%, due 02/01/2011                                513,835
                                                                 -------------
               Trussville, AL, Warrants,
   400,000        4.30%, due 10/01/2010                                405,176
                                                                 -------------

THE ALABAMA TAX-FREE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
               ALABAMA FIXED RATE REVENUE AND GENERAL
 PAR VALUE     OBLIGATION (GO) BONDS - 88.9% (CONTINUED)             VALUE
--------------------------------------------------------------------------------
               Tuscaloosa, AL, Board of Education, GO,
$  300,000        4.625%, due 08/01/2008                         $     302,217
                                                                 -------------
               Tuscaloosa, AL, Board of Education, Special Tax
                  Warrants,
   300,000        4.85%, due 02/15/2013                                301,479
                                                                 -------------
               Tuscaloosa, AL, GO Warrants,
   300,000        5.00%, due 02/15/2007                                302,226
   145,000        4.25%, due 02/15/2011                                146,420
   500,000        5.45%, due 01/01/2014                                527,260
                                                                 -------------
                                                                       975,906
                                                                 -------------
               Tuscaloosa Co., AL, GO Warrants,
   425,000        4.30%, due 10/01/2009                                430,385
                                                                 -------------
               University of Alabama, AL, General Fee Rev.,
   240,000        4.10%, due 12/01/2013                                238,884
                                                                 -------------
               University of Alabama, AL, Series A, Rev.,
   300,000        4.00%, due 10/01/2010                                300,858
                                                                 -------------
               Vestavia Hills, AL, Warrants,
   565,000        5.00%, due 02/01/2012                                590,567
                                                                 -------------

               TOTAL ALABAMA FIXED RATE REVENUE AND GENERAL
                  OBLIGATION (GO) BONDS (Cost $22,378,648)       $  22,621,209
                                                                 -------------

================================================================================
    SHARES     MONEY MARKET FUNDS - 9.0%                             VALUE
--------------------------------------------------------------------------------
 2,299,990     Alpine Muncipal Money Market Fund - Class I
                  ($2,299,990)                                   $   2,299,990
                                                                 -------------

               TOTAL INVESTMENTS AT VALUE - 97.9%
                  (Cost $24,678,638)                             $  24,921,199

               OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%            519,490
                                                                 -------------

               NET ASSETS - 100.0%                               $  25,440,689
                                                                 =============

See accompanying notes to portfolio of investments.

THE GOVERNMENT STREET FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)


1.   SECURITIES VALUATION

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund, The Government Street Bond Fund and The Alabama Tax Free Bond Fund are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Securities and other assets for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.


2.   INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2006:

                                     The              The             The
                                  Government       Government      Government     The Alabama
                                 Street Equity    Street Mid-     Street Bond      Tax Free
                                     Fund          Cap Fund           Fund         Bond Fund
                                 -------------    ------------    -----------     ------------
Cost of portfolio investments    $ 53,669,424     $ 26,297,825    $ 31,965,694    $ 24,746,910
                                 ============     ============    ============    ============

Gross unrealized appreciation    $ 40,957,117     $  8,070,167    $     13,018    $    327,777

Gross unrealized depreciation      (1,525,884)        (882,401)     (1,608,157)       (153,488)
                                 ------------     ------------    ------------    ------------

Net unrealized appreciation
(depreciation)                   $ 39,431,233     $  7,187,766    $ (1,595,139)   $    174,289
                                 ============     ============    ============    ============

THE GOVERNMENT STREET FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2006 (UNAUDITED)


The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
    SHARES    COMMON STOCKS - 66.1%                                    VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 6.5%
     4,500    Black & Decker Corporation (The)                     $   380,070
    14,500    eBay, Inc. (a)                                           424,705
    11,700    Home Depot, Inc.                                         418,743
     6,000    J.C. Penney Company, Inc.                                405,060
     6,900    Lowe's Companies, Inc.                                   418,623
    14,100    McDonald's Corporation                                   473,760
    16,000    Staples, Inc.                                            389,120
    10,500    Target Corporation                                       513,135
                                                                    ----------
                                                                     3,423,216
                                                                    ----------
              CONSUMER STAPLES - 4.7%
    15,200    Constellation Brands, Inc. (a)                           380,000
    19,250    CVS Corporation                                          590,975
    13,500    PepsiCo, Inc.                                            810,540
     9,500    Procter & Gamble Company (The)                           528,200
     6,000    Sysco Corporation                                        183,360
                                                                    ----------
                                                                     2,493,075
                                                                    ----------
              ENERGY - 6.3%
    12,500    Chevron Corporation                                      775,750
     6,000    ConocoPhillips                                           393,180
    17,000    Nabors Industries Ltd. (a)                               574,430
     9,600    Noble Corporation                                        714,432
    10,000    Noble Energy, Inc.                                       468,600
     9,000    Smith International, Inc.                                400,230
                                                                    ----------
                                                                     3,326,622
                                                                    ----------
              FINANCIALS - 13.6%
    12,000    American International Group, Inc.                       708,600
    16,000    Bank of America Corporation                              769,600
     9,500    Chubb Corporation (The)                                  474,050
    10,500    CIT Group, Inc.                                          549,045
     5,800    Citigroup, Inc.                                          279,792
     6,500    Franklin Resources, Inc.                                 564,265
     9,000    Lehman Brothers Holdings, Inc.                           586,350
     7,750    Merrill Lynch & Company, Inc.                            539,090
     9,000    MetLife, Inc.                                            460,890
     9,200    Morgan Stanley                                           581,532
     3,300    PNC Financial Services Group, Inc.                       231,561
     9,000    Prudential Financial, Inc.                               699,300
    11,000    St. Paul Travelers Companies, Inc. (The)                 490,380
     4,000    Wachovia Corporation                                     216,320
                                                                    ----------
                                                                     7,150,775
                                                                    ----------
              HEALTH CARE - 9.7%
    12,000    Aetna, Inc.                                              479,160
    11,000    Amgen, Inc. (a)                                          717,530
     8,000    Fisher Scientific International, Inc. (a)                584,400
     7,000    Gilead Sciences, Inc. (a)                                414,120
     9,000    Johnson & Johnson                                        539,280
     7,600    Medtronic, Inc.                                          356,592
    20,000    Pfizer, Inc.                                             469,400
    10,800    Teva Pharmaceutical Industries Ltd.                      341,172
     9,550    WellPoint, Inc. (a)                                      694,954
     9,000    Zimmer Holdings, Inc. (a)                                510,480
                                                                    ----------
                                                                     5,107,088
                                                                    ----------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS - 66.1% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
              INDUSTRIALS - 10.3%
     6,500    3M Company                                           $   525,005
     7,500    Caterpillar, Inc.                                        558,600
    14,900    Dover Corporation                                        736,507
    10,000    General Dynamics Corporation                             654,600
    31,500    General Electric Company                               1,038,240
    18,000    Ingersoll-Rand Company Ltd. - Class A                    770,040
    10,600    ITT Industries, Inc.                                     524,700
    12,000    Norfolk Southern Corporation                             638,640
                                                                    ----------
                                                                     5,446,332
                                                                    ----------
              INFORMATION TECHNOLOGY - 11.3%
    12,900    Accenture Ltd. - Class A                                 365,328
    22,000    Applied Materials, Inc.                                  358,160
    40,000    Cisco Systems, Inc.(a)                                   781,200
    44,000    EMC Corporation (a)                                      482,680
       700    Google, Inc. (a)                                         293,531
    11,400    Harris Corporation                                       473,214
     6,000    International Business Machines Corporation              460,920
    10,000    Jabil Circuit, Inc.                                      256,000
    29,000    Microsoft Corporation                                    675,700
    26,000    Motorola, Inc.                                           523,900
    42,000    Oracle Corporation (a)                                   608,580
    10,000    Qualcomm, Inc.                                           400,700
    13,300    Western Digital Corporation (a)                          263,473
                                                                    ----------
                                                                     5,943,386
                                                                    ----------
              MATERIALS - 2.2%
    11,300    Alcoa, Inc.                                              365,668
    11,000    Dow Chemical Company (The)                               429,330
     7,000    Praxair, Inc.                                            378,000
                                                                    ----------
                                                                     1,172,998
                                                                    ----------
              TELECOMMUNICATIONS SERVICES - 0.5%
     8,300    America Movil S.A. de C.V. - Series L - ADR              276,058
                                                                    ----------

              UTILITIES - 1.0%
     9,000    TXU Corporation                                          538,110
                                                                    ----------

              TOTAL COMMON STOCKS (Cost $28,403,210)              $ 34,877,660
                                                                    ----------

================================================================================
 PAR VALUE    U.S. TREASURY OBLIGATIONS - 5.5%                         VALUE
--------------------------------------------------------------------------------
              U.S. TREASURY NOTES - 5.0%
$1,000,000    7.00%, due 07/15/2006                                $ 1,000,391
   500,000    4.00%, due 02/15/2014                                    464,492
 1,250,000    4.25%, due 11/15/2014                                  1,175,586
                                                                    ----------
                                                                     2,640,469
                                                                    ----------
              U.S. TREASURY INFLATION-PROTECTION NOTES - 0.5%
   260,647    3.375%, due 01/15/2007                                   261,329
                                                                    ----------

              TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,062,394)    $ 2,901,798
                                                                    ----------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE    U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.3%                VALUE
--------------------------------------------------------------------------------
              FEDERAL HOME LOAN BANK - 2.5%
$  300,000    discount, due 7/28/06                                $   298,927
 1,000,000    4.125%, due 11/15/2006                                   995,201
                                                                    ----------
                                                                     1,294,128
                                                                    ----------
              FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.5%
   500,000    3.625%, due 09/15/2006                                   498,156
 1,000,000    6.625%, due 09/15/2009                                 1,034,190
   300,000    5.125%, due 07/15/2012                                   294,270
                                                                    ----------
                                                                     1,826,616
                                                                    ----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.3%
   250,000    4.00%, due 12/14/2007                                    244,599
   250,000    7.25%, due 01/15/2010                                    264,190
   200,000    5.50%, due 03/15/2011                                    200,112
                                                                    ----------
                                                                       708,901
                                                                    ----------

              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost $3,790,010)                                   $ 3,829,645
                                                                    ----------

================================================================================
 PAR VALUE    MORTGAGE-BACKED SECURITIES - 4.0%                         VALUE
--------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.4%
$   36,475    Pool #1471, 7.00%, due 03/01/2008                    $    36,443
   111,317    Pool #E00616, 6.00%, due 01/01/2014                      111,564
    37,286    Pool #E90624, 6.00%, due 08/01/2017                       37,368
                                                                    ----------
                                                                       185,375
                                                                    ----------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.5%
   284,026    Pool #618465, 5.00%, due 12/01/2016                      273,562
   371,903    Pool #684231, 5.00%, due 01/01/2018                      358,201
   329,805    Pool #255455, 5.00%, due 10/01/2024                      312,781
   535,867    Pool #255702, 5.00%, due 05/01/2025                      507,527
    72,201    Pool #489757, 6.00%, due 04/01/2029                       71,075
   364,845    Pool #808413, 5.50%, due 01/01/2035                      350,449
                                                                    ----------
                                                                     1,873,595
                                                                    ----------
              GOVERNMENT NATIONAL MORTAGE ASSOCIATION - 0.1%
    52,563    Pool #781344, 6.50%, due 10/01/2031                       53,224
                                                                    ----------

              TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,198,377)   $ 2,112,194
                                                                    ----------

================================================================================
 PAR VALUE    CORPORATE BONDS - 14.0%                                  VALUE
--------------------------------------------------------------------------------
              Abbott Laboratories,
$  220,000      5.625%, due 07/01/2006                             $   220,000
              Alcoa, Inc.,
   250,000      6.50%, due 06/01/2011                                  257,465
              American Express,
   150,000      4.875%, due 07/15/2013                                 142,371
              Anheuser-Busch Companies, Inc.,
   249,000      5.375%, due 09/15/2008                                 247,902
              BB & T Corporation
   325,000      6.50% , due 08/01/2011                                 335,564
              Burlington Resources, Inc.,
   350,000      6.68%, due 02/15/2011                                  362,557
              Citigroup, Inc.,
   200,000      5.00%, due 03/06/2007                                  199,139

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE    CORPORATE BONDS - 14.0% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
              ConocoPhillips,
$  200,000      4.75%, due 10/15/2012                              $   190,220
              Deutsche Telekom AG,
   300,000      8.50%, due 06/15/2010                                  322,071
              Dover Corporation,
   345,000      6.50%, due 02/15/2011                                  354,757
              Duke Realty L.P., Medium Term Notes,
   390,000      6.75%, due 05/30/2008                                  395,545
              FPL Group Capital, Inc.,
   300,000      7.375%, due 06/01/2009                                 312,588
              General Dynamics Corporation,
   125,000      4.25%, due 05/15/2013                                  114,239
              Goldman Sachs Group, Inc.,
   350,000      6.65%, due 05/15/2009                                  358,972
              GTE Northwest, Inc.,
   300,000      6.30%, due 06/01/2010                                  299,772
              HSBC Finance Corporation,
   300,000      6.40%, due 06/17/2008                                  303,991
              Illinois Tool Works, Inc.,
   216,000      5.75%, due 03/01/2009                                  217,212
              International Business Machines Corporation,
   175,000      4.375%, due 06/01/2009                                 169,618
              Jefferson-Pilot Corporation,
   100,000      4.75%, due 01/30/2014                                   92,348
              JPMorgan Chase & Company,
   300,000      6.75%, due 02/01/2011                                  311,817
              May Department Stores Company,
   260,000      5.95%, due 11/01/2008                                  260,366
              Morgan Stanley,
   250,000      5.30%, due 03/01/2013                                  241,814
              SBC Communciations, Inc., Medium Term Notes,
   400,000      6.875%, due 08/15/2006                                 400,478
              SunTrust Banks, Inc.
   300,000      6.00%, due 01/15/2028                                  302,234
              Union Camp Corporation,
   300,000      6.50%, due 11/15/2007                                  302,082
              United Technologies Corporation,
   250,000      6.10%, due 05/15/2012                                  253,442
              U.S. Bank, N.A.,
   200,000      4.80%, due 04/15/2015                                  185,075
              Wachovia Corporation,
   250,000      5.25%, due 08/01/2014                                  238,440
                                                                    ----------

              TOTAL CORPORATE BONDS (Cost $7,390,449)              $ 7,392,079
                                                                    ----------

================================================================================
 PAR VALUE    MUNICIPAL DEBT SECURITIES - 0.4%                          VALUE
--------------------------------------------------------------------------------
 $ 230,000    Virginia State Resources Authority, Infrastructure,
               Revenue, 5.90%, due 05/01/2011 (Cost $234,600)      $   232,838
                                                                    ----------

THE JAMESTOWN BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE    REGIONAL AUTHORITY BONDS - 0.4%                           VALUE
--------------------------------------------------------------------------------
 $ 205,000    Manitoba (Province of), Medium Term Notes,
                5.50%, due 10/01/2008 (Cost $203,692)             $    205,152
                                                                    ----------

================================================================================
    SHARES    MONEY MARKET FUNDS - 1.8%                                  VALUE
--------------------------------------------------------------------------------
   937,875    Fidelity Institutional Money Market Portfolio
                (Cost $937,875)                                   $    937,875
                                                                    ----------

              TOTAL INVESTMENTS AT VALUE - 99.5%
                (Cost $46,220,607)                                $ 52,489,241

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%             289,379
                                                                    ----------

              NET ASSETS - 100.0%                                 $ 52,778,620
                                                                   ===========


(a) Non-income producing security.
 ADR - American Depositary Receipt.

 See accompanying notes to portfolio of investments.

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
    SHARES    COMMON STOCKS - 99.4%                                     VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 10.5%
     5,000    Black & Decker Corporation (The)                      $  422,300
    15,500    eBay, Inc.(a)                                            453,995
    13,100    Home Depot, Inc.                                         468,849
     7,000    J.C. Penney Company, Inc.                                472,570
     7,700    Lowe's Companies, Inc.                                   467,159
    15,800    McDonald's Corporation                                   530,880
    17,000    Staples, Inc.                                            413,440
    11,500    Target Corporation                                       562,005
    10,500    Viacom, Inc. - Class B (a)                               376,320
                                                                    ----------
                                                                     4,167,518
                                                                    ----------
              CONSUMER STAPLES - 6.9%
    17,000    Constellation Brands, Inc. (a)                           425,000
    22,200    CVS Corporation                                          681,540
    16,000    PepsiCo, Inc.                                            960,640
    11,500    Procter & Gamble Company (The)                           639,400
                                                                    ----------
                                                                     2,706,580
                                                                    ----------
              ENERGY - 9.2%
    14,000    Chevron Corporation                                      868,840
     6,700    ConocoPhillips                                           439,051
    18,000    Nabors Industries Ltd. (a)                               608,220
    10,600    Noble Corporation                                        788,852
    10,500    Noble Energy, Inc.                                       492,030
    10,000    Smith International, Inc.                                444,700
                                                                    ----------
                                                                     3,641,693
                                                                    ----------
              FINANCIAL - 20.8%
    12,650    American International Group, Inc.                       746,983
    12,200    Bank of America Corporation                              586,820
    11,200    Chubb Corporation (The)                                  558,880
    11,200    CIT Group, Inc.                                          585,648
     8,000    Citigroup, Inc.                                          385,920
     7,000    Franklin Resources, Inc.                                 607,670
     9,500    Lehman Brothers Holdings, Inc.                           618,925
     8,300    Merrill Lynch & Company, Inc.                            577,348
    11,000    MetLife, Inc.                                            563,310
     9,500    Morgan Stanley                                           600,495
     7,000    PNC Financial Services Group, Inc.                       491,190
    10,500    Prudential Financial, Inc.                               815,850
    12,100    St. Paul Travelers Companies, Inc. (The)                 539,418
    10,000    Wachovia Corporation                                     540,800
                                                                    ----------
                                                                     8,219,257
                                                                    ----------

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS - 99.4% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
              HEALTH CARE - 14.4%
    13,200    AETNA, INC.                                           $  527,076
    12,000    Amgen, Inc.(a)                                           782,760
     8,700    Fisher Scientific International, Inc. (a)                635,535
     7,500    Gilead Sciences, Inc. (a)                                443,700
    10,500    Johnson & Johnson                                        629,160
     8,400    Medtronic, Inc.                                          394,128
    22,000    Pfizer, Inc.                                             516,340
    12,100    Teva Pharmaceutical Industries Ltd.                      382,239
    10,650    WellPoint, Inc. (a)                                      775,001
    10,500    Zimmer Holdings, Inc. (a)                                595,560
                                                                    ----------
                                                                     5,681,499
                                                                    ----------
              INDUSTRIALS - 15.4%
     7,500    3M Company                                               605,775
     8,500    Caterpillar, Inc.                                        633,080
    16,500    Dover Corporation                                        815,595
    11,000    General Dynamics Corporation                             720,060
    36,000    General Electric Company                               1,186,560
    20,000    Ingersoll-Rand Company Ltd. - Class A                    855,600
    11,500    ITT Industries, Inc.                                     569,250
    13,000    Norfolk Southern Corporation                             691,860
                                                                    ----------
                                                                     6,077,780
                                                                    ----------
              INFORMATION TECHNOLOGY - 16.5%
    14,000    Accenture Ltd. - Class A                                 396,480
    24,000    Applied Materials, Inc.                                  390,720
    46,000    Cisco Systems, Inc.(a)                                   898,380
    47,100    EMC Corporation (a)                                      516,687
       750    Google, Inc. (a)                                         314,497
    12,600    Harris Corporation                                       523,026
     7,000    International Business Machines Corporation              537,740
    11,500    Jabil Circuit, Inc.                                      294,400
    31,400    Microsoft Corporation                                    731,620
    28,500    Motorola, Inc.                                           574,275
    44,000    Oracle Corporation (a)                                   637,560
    10,500    Qualcomm, Inc.                                           420,735
    14,700    Western Digital Corporation (a)                          291,207
                                                                    ----------
                                                                     6,527,327
                                                                    ----------
              MATERIALS - 3.4%
    12,600    Alcoa, Inc.                                              407,736
    12,800    Dow Chemical Company (The)                               499,584
     8,100    Praxair, Inc.                                            437,400
                                                                    ----------
                                                                     1,344,720
                                                                    ----------
              TELECOMMUNICATIONS SERVICES - 0.8%
     9,200    America Movil S.A. de C.V. - Series L - ADR              305,992
                                                                    ----------

THE JAMESTOWN EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS - 99.4% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
              UTILITIES - 1.5%
    10,000    TXU Corporation                                     $    597,900
                                                                    ----------

              TOTAL COMMON STOCKS - (Cost $32,962,746)            $ 39,270,266
                                                                    ----------

================================================================================
    SHARES    MONEY MARKET FUNDS - 1.0%                                VALUE
--------------------------------------------------------------------------------
   406,145    Fidelity Institutional Money Market Portfolio
               (Cost $406,145)                                     $   406,145
                                                                    ----------

              TOTAL INVESTMENTS AT VALUE - 100.4%
               (Cost $33,368,891)                                 $ 39,676,411

              LIABILITIES IN EXCESS OF OTHER ASSETS -( 0.4%)          (151,178)
                                                                    ----------

              NET ASSETS - 100.0%                                 $ 39,525,233
                                                                    ==========

(a) Non-income producing security.
 ADR - American Depositary Receipt.

 See accompanying notes to portfolio of investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
=======================================================================================
              VIRGINIA FIXED RATE REVENUE AND GENERAL
 PAR VALUE    OBLIGATION (GO) BONDS - 97.1%                                    VALUE
---------------------------------------------------------------------------------------
              Alexandria, Virginia, GO,
$1,000,000      5.00%, due 06/15/2011, prerefunded 06/15/2010 @ 101       $  1,049,000
              Arlington Co., Virginia, GO,
   500,000      4.10%, due 11/01/2018                                          490,105
              Chesterfield Co., Virginia, GO,
 1,000,000      4.75%, due 01/01/2013, prerefunded 01/01/2008 @ 100          1,013,750
              Fairfax Co., Virginia, Economic Dev. Authority, Revenue,
 1,000,000      5.00%, due 06/01/2018                                        1,045,260
              Fairfax Co., Virginia, GO,
   700,000      5.00%, due 10/01/2011                                          737,233
              Hampton, Virginia, GO,
 1,000,000      5.50%, due 02/01/2012, prerefunded 02/01/2010 @ 102          1,070,680
              Hanover Co., Virginia, GO,
 1,000,000      5.125%, due 07/15/2013                                       1,041,640
              Hanover Co., Virginia, Industrial Dev. Authority, Revenue,
 1,000,000      6.50%, due 08/15/2009                                        1,071,480
              Henrico Co., Virginia, Economic Dev. Authority, Revenue,
 1,000,000      5.50%, due 11/01/2008                                        1,036,180
              James City, Virginia, School District, GO,
   500,000      5.00%, due 12/15/2018                                          524,970
              James City, Virginia, Service Authority, Water and Sewer,
 1,000,000      Revenue, 5.125%, due 01/15/2017                              1,051,980
              Loudoun Co., Virginia, GO,
   500,000      5.00%, due 07/01/2012                                          528,635
              Loudoun Co., Virginia, Industrial Dev. Authority, Public
 1,000,000      Facility Lease, Revenue, 5.00%, due 03/01/2019               1,034,290
              Loudoun Co., Virginia, Industrial Dev. Authority, Revenue,
   500,000      3.93%, floating rate, due 02/15/2038                           500,000
              Lynchburg, Virginia, GO,
   500,000      5.00%, due 06/01/2015                                          529,980
              Medical College of Virginia, Hospitals Authority, Revenue,
   700,000      5.00%, due 07/01/2013                                          721,735
              Norfolk, Virginia, Water, Revenue,
 1,000,000      5.00%, due 11/01/2016                                        1,041,860
              Portsmouth, Virginia, GO,
   800,000      5.00%, due 08/01/2017                                          814,256
              Richmond, Virginia, GO,
 1,000,000      5.45%, due 01/15/2008                                        1,024,130
              Richmond, Virginia, Industrial Dev. Authority, Government
 1,010,000      Facilities, Revenue, 4.75%, due 07/15/2010                   1,040,239
              Richmond, Virginia, Metropolitan Authority, Revenue,
 1,000,000      5.25%, due 07/15/2014                                        1,074,400





THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
======================================================================================
              VIRGINIA FIXED RATE REVENUE AND GENERAL
 PAR VALUE    OBLIGATION (GO) BONDS - 97.1% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------------
              Roanoke, Virginia, GO,
$  185,000      5.00%, due 08/01/2009, prerefunded 08/01/2006 @ 102         $  188,867
   815,000      5.00%, due 08/01/2009                                          832,034
              Southeastern Public Service Authority, Virginia, Revenue,
 1,000,000      5.00%, due 07/01/2015                                        1,051,660
              Spotsylvania Co., Virginia, GO,
   500,000      5.00%, due 01/15/2016                                          526,575
              Suffolk, Virginia, GO,
 1,000,000      5.00%, due 12/01/2015                                        1,030,340
              University of Virginia, Revenue,
 1,000,000      5.25%, due 06/01/2012                                        1,043,840
              Upper Occoquan, Virginia, Sewer Authority, Revenue,
   700,000      5.00%, due 07/01/2015, prerefunded 07/01/2006 @ 102            714,021
              Virginia Beach, Virginia, GO,
   800,000      5.25%, due 08/01/2010                                          829,080
              Virginia College Building Authority, Educational Facilities,
   500,000      Revenue, 5.00%, due 04/01/2017                                 525,460
              Virginia Commonwealth Transportation Board, Federal Highway
   500,000      Reimbursement Anticipation Note, Revenue, 5.00%,
                due 09/28/2015                                                 530,550
              Virginia Commonwealth Transportation Board, Transportation
   850,000      Revenue, 7.25%, due 05/15/2020                                 882,648
              Virginia Polytechnic Institute & State University, Revenue,
   500,000      5.00%, due 06/01/2016                                          529,410
              Virginia State, GO
   500,000      5.00%, due 06/01/2012                                          528,345
              Virginia State Public School Authority, Revenue,
   995,000      5.25%, due 08/01/2009                                        1,033,964
              Virginia State Resource Authority, Revenue,
   500,000      5.50%, due 05/01/2017                                          529,835
                                                                           -----------

              TOTAL VIRGINIA FIXED RATE REVENUE AND GENERAL
                OBLIGATION (GO) BONDS (Cost $29,020,259)                  $ 29,218,432
                                                                           -----------

================================================================================
    SHARES    MONEY MARKET FUNDS - 1.5%                                 VALUE
--------------------------------------------------------------------------------
   451,691    Fidelity Institutional Tax-Exempt Portfolio
               (Cost $451,691)                                     $   451,691
                                                                    ----------

              TOTAL INVESTMENTS AT VALUE - 98.6%
               (Cost $29,471,950)                                 $ 29,670,123

              OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%             412,310
                                                                    ----------

              NET ASSETS - 100.0%                                 $ 30,082,433
                                                                    ==========


 See accompanying notes to portfolio of investments.

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
    SHARES    COMMON STOCKS - 95.0%                                    VALUE
--------------------------------------------------------------------------------
              AUSTRALIA - 1.9%
    50,847    Alumina Ltd. (b)                                      $  254,992
     7,639    BHP Billiton Ltd. (b)                                    165,189
                                                                    ----------
                                                                       420,181
                                                                    ----------
              CHINA - 0.2%
   112,538    Air China Ltd. - Class H (a)(b)                           47,077
                                                                    ----------

              FINLAND - 1.3%
     4,119    Nokia Oyj - ADR                                           83,451
     9,617    Nokia Oyj (a) (b)                                        194,903
                                                                    ----------
                                                                       278,354
                                                                    ----------
              FRANCE - 8.7%
    16,134    Alcatel SA (b)                                           203,452
     4,451    Carrefour SA                                             260,890
     1,487    Casino Guichard-Perrachon SA (b)                         112,949
     3,027    Compagnie de Saint-Gobain (a)(b)                         215,934
     4,488    France Telecom SA (b)                                     95,731
     1,698    PPR SA (b)                                               216,283
     2,260    Sanofi-Aventis (b)                                       220,125
     9,716    Suez SA (b)                                              403,362
     5,591    Vivendi Universal SA (b)                                 195,249
                                                                    ----------
                                                                     1,923,975
                                                                    ----------
              GERMANY - 9.3%
     1,861    Allianz AG (b)                                           292,767
     1,482    Altana AG (b)                                             82,451
     4,368    Bayer AG (b)                                             200,671
     2,940    Deustche Bank AG (b)                                     330,155
     5,571    Infineon Technologies AG (a)(b)                           61,905
     2,866    KarstadtQuelle AG (b)                                     75,306
     2,757    Metro AG (b)                                             156,133
     1,477    Muencher Rueckversicherungs-Gesellschaft AG (b)          201,484
     1,384    SAP AG (b)                                               290,713
     4,260    Siemens AG (b)                                           370,053
        92    Wacker Chemie AG (a)                                       9,766
                                                                    ----------
                                                                     2,071,404
                                                                    ----------
              GREECE - 1.0%
     9,986    Hellenic Telecommunications Organization SA (b)          219,890
                                                                    ----------

              ITALY - 4.4%
     6,433    Assicurazioni Generali SpA (b)                           233,861
    11,232    Enel SpA (b)                                              96,600
    15,022    ENI SpA (b)                                              441,106
    37,652    Pirelli & Company SpA (b)                                 32,723
    22,966    UniCredito Italiano SpA (b)                              179,564
                                                                    ----------
                                                                       983,854
                                                                    ----------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS - 95.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
              JAPAN - 29.1%
     9,300    Bridgestone Corporation (b)                           $  179,595
     3,750    Canon, Inc. (b)                                          183,986
    14,000    Daiwa Securities Group, Inc. (b)                         167,003
        39    East Japan Railway Company (b)                           290,266
       600    Electric Power Development Company Ltd. (b)               22,893
     2,800    FAST RETAILING COMPANY Ltd. (b)                          229,420
     8,400    JSR Corporation (b)                                      212,860
       550    KEYENCE CORPORATION (b)                                  140,491
     9,200    MARUI COMPANY LTD. (b)                                   143,646
    12,000    Matsushita Electric Industrial Company Ltd. (b)          253,634
        18    Millea Holdings, Inc. (b)                                335,435
    21,000    Mitsubishi Estate Company Ltd. (b)                       447,397
        42    Mitsubishi UFJ Financial Group, Inc. (b)                 589,397
    10,500    Nikko Cordial Corporation (b)                            134,292
    20,600    Nissan Motor Company Ltd. (b)                            225,191
    20,400    Nomura Holdings, Inc. (b)                                383,541
        78    NTT Data Corporation (b)                                 338,798
       112    NTT DoCoMo, Inc. (b)                                     164,039
    14,200    PIONEER Corporation (b)                                  229,003
     4,000    SECOM Company Ltd. (b)                                   189,287
     8,600    Seven & I Holdings Company Ltd. (a) (b)                  283,862
    13,000    Sharp Corporation (b)                                    205,739
       500    SUMCO CORPORATION                                         28,518
        44    Sumitomo Mitsui Financial Group, Inc. (b)                466,462
     3,550    T&D Holdings, Inc. (b)                                   286,506
     1,800    TDK CORPORATION (b)                                      136,628
     2,700    Tokyo Electron Ltd. (b)                                  188,876
                                                                    ----------
                                                                     6,456,765
                                                                    ----------
              NETHERLANDS - 6.9%
     4,120    ABN AMRO Holdings NV (b)                                 112,795
     7,561    Aegon NV (b)                                             129,036
     3,469    Akzo Nobel NV (b)                                        186,797
     6,780    Fortis (b)                                               231,129
     6,893    ING Groep NV (b)                                         270,519
    39,009    Koninklijke (Royal) KPN NV (a) (b)                       438,247
     5,253    Koninklijke (Royal) Philips Electronics NV (b)           163,597
                                                                    ----------
                                                                     1,532,120
                                                                    ----------
              POLAND - 0.3%
     4,833    Powszechna Kasa Oszczednosci Bank Polski SA (a) (b)       56,309
                                                                    ----------

              PORTUGAL - 0.5%
    27,846    EDP - Energias de Portugal SA (b)                        109,489
                                                                    ----------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS - 95.0% (CONTINUED)                        VALUE
--------------------------------------------------------------------------------
              SINGAPORE - 1.3%
    26,000    DBS Group Holdings Ltd. (b)                           $  297,328
                                                                    ----------

              SOUTH KOREA - 0.1%
     1,579    Lotte Shopping Company Ltd. (a)                           30,708
                                                                    ----------

              SPAIN - 3.1%
    17,834    Repsol YPF SA                                            510,572
    11,276    Telefonica SA (a) (b)                                    187,379
                                                                    ----------
                                                                       697,951
                                                                    ----------
              SWEDEN - 2.2%
    24,467    Nordea Bank AB (b)                                       291,473
    61,565    Telefonaktiebolaget LM Ericsson (a) (b)                  202,986
                                                                    ----------
                                                                       494,459
                                                                    ----------
              SWITZERLAND - 5.7%
     4,603    Credit Suisse Group (b)                                  256,297
       582    Nestle SA (b)                                            182,098
     6,812    Novartis AG (b)                                          366,884
     1,661    Roche Holdings AG (b)                                    273,538
     1,065    Swiss Re (b)                                              74,156
       469    Zurich Financial Services AG (b)                         102,470
                                                                    ----------
                                                                     1,255,443
                                                                    ----------
              UNITED KINGDOM - 19.0%
    26,092    BAE Systems PLC (b)                                      178,283
     5,304    Berkeley Group (The) PLC (a) (b)                         118,882
     2,271    Carnival PLC (b)                                          92,394
    20,817    GlaxoSmithKline PLC (b)                                  581,052
    28,888    Imperial Chemical Industries PLC (b)                     193,455
    36,140    J Sainsbury PLC (b)                                      223,071
     9,414    Kesa Electricals PLC (a) (b)                              50,237
    41,187    Kingfisher PLC (b)                                       181,765
    12,009    Land Securities Group PLC (b)                            397,574
    24,321    Lloyds TSB Group PLC (b)                                 238,071
    22,147    Prudential PLC (b)                                       250,074
     6,023    Rio Tinto PLC (b)                                        317,318
    24,122    Rolls-Royce Group PLC (b)                                184,750
    13,187    Royal Dutch Shell PLC - Class A (a) (b)                  442,943
     7,113    Royal Dutch Shell PLC - Class B (a) (b)                  248,368

THE JAMESTOWN INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES    COMMON STOCKS - 95.0% (CONTINUED)                         VALUE
--------------------------------------------------------------------------------
              UNITED KINGDOM - 19.0% (CONTINUED)
     9,423    Smiths Group PLC (b)                                $    155,050
     8,211    Whitbread PLC (b)                                        177,015
    35,432    William Morrison Supermarkets PLC (b)                    127,314
   101,239    Woolworths Group PLC (b)                                  59,417
                                                                    ----------
                                                                     4,217,033
                                                                    ----------

              TOTAL COMMON STOCKS - 95.0% (Cost $15,857,914)      $ 21,092,340

              OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%           1,101,798
                                                                    ----------

              NET ASSETS - 100.0%                                 $ 22,194,138
                                                                    ==========

(a)  Non-income producing security.
(b) Fair value priced (Note 1). Fair valued securities totalled $20,168,435 at June 30, 2006, representing 90.9% of net assets.

ADR  - American Depositary Receipt.

 See accompanying notes to portfolio of investments.

THE JAMESTOWN FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)


1.   SECURITIES VALUATION

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Because the value of foreign securities may be materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, portfolio securities of The Jamestown International Equity Fund are priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate The Jamestown International Equity Fund's net asset value per share may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.



2.   INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

THE JAMESTOWN FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2006 (UNAUDITED)



3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2006:

                                                                             The
                                                The                       Jamestown        The
                                             Jamestown         The         Tax Exempt    Jamestown
                                              Balanced      Jamestown      Virginia    International
                                                Fund       Equity Fund       Fund       Equity Fund
                                           ---------------------------------------------------------

Tax cost of portfolio investments          $ 46,310,175   $ 33,428,669   $ 29,471,950  $ 15,881,009
                                           =========================================================

Gross unrealized appreciation              $  7,404,954   $  7,246,124   $    487,822  $  5,411,455

Gross unrealized depreciation                (1,225,888)      (998,382)      (289,649)     (200,124)
                                           ---------------------------------------------------------

Net unrealized appreciation                $  6,179,066   $  6,247,742   $    198,173  $  5,211,331
                                           =========================================================

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown International Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.  CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Williamsburg Investment Trust
             -------------------------------------------------------------------



By (Signature and Title)*    /s/ John F. Splain
                           -----------------------------------------------------
                           John F. Splain, Secretary


Date      August 29, 2006
      -----------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ John T. Bruce
                           -----------------------------------------------------
                           John T. Bruce, President (FBP Value Fund and
                           FBP Balanced Fund)


Date      August 29, 2006
      -----------------------------------------------



By (Signature and Title)*    /s/ Thomas W. Leavell
                             ---------------------------------------------------
                             Thomas W. Leavell, President (The Government
                             Street Equity Fund, The Government Street Mid-Cap
                             Fund, The Government Street Bond Fund and
                             The Alabama Tax Free Bond Fund)


Date      August 29, 2006
      -----------------------------------------------

By (Signature and Title)*    /s/ Charles M. Caravati III
                           -----------------------------------------------------
                             Charles M. Caravati III, President (The Jamestown
                             Balanced Fund, The Jamestown Equity Fund and
                             The Jamestown International Equity Fund)


Date      August 29, 2006
      -----------------------------------------------



By (Signature and Title)*    /s/ Joseph A. Jennings III
                           -----------------------------------------------------
                             Joseph A. Jennings III, President (The Jamestown
                             Tax Exempt Virginia Fund)


Date      August 29, 2006
      -----------------------------------------------



By (Signature and Title)*    /s/ Joseph L. Antrim III
                           -----------------------------------------------------
                             Joseph L. Antrim III, President (The Davenport
                             Equity Fund)


Date      August 29, 2006
      -----------------------------------------------



By (Signature and Title)*    /s/ Mark J. Seger
                           -----------------------------------------------------
                             Mark J. Seger, Treasurer


Date      August 29, 2006
      -----------------------------------------------



* Print the name and title of each signing officer under his or her signature.